INCOME TAX AND CONTRIBUTION - Schedule of Deferred Income Tax and Social Contribution Assets (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Major components of tax expense (income) [abstract]
Tax losses and negative bases	R$ 32,022,296	R$ 25,846,911
Tax loss	8,005,574	6,461,728
Negative social contribution base	2,881,814	2,326,222
Total	10,887,388	8,787,950
Deferred taxes	(7,515,404)	0
Unrecognized deferred tax asset	R$ 3,371,984	R$ 8,787,950
Applicable tax rate, corporate income tax IRPJ	(25.00%)
Applicable tax rate, social contribution tax CSLL	(9.00%)